Share-based payments	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Share-based payments

NOTE 24: Share-based payments

This section provides an overview of the outstanding warrants as of December 31, 2022. The warrants were created within the context of stock-based incentive plans for employees, directors and consultants of the Company.

The Company has created several pools of warrants under stock option plans for grant to eligible employees, Directors, and consultants. On March 15, 2012 (195,000), June 15, 2012 (700,000), June 23, 2014 (1,500,000), June 19, 2017 (2,500,000), June 21, 2019 (3,000,000), May 27, 2021 (3,600,000) and May 25, 2022 (5,000,000). In aggregate 17,310,800 warrants were issued, subject to warrants being granted to and accepted by the beneficiaries. 18,150 of these warrants never allocated have become null and void, resulting in a remaining and outstanding 17,296,650 warrants, (i) 2,840,397 warrants were terminated or lapsed, (ii) 577,123 warrants were exercised, (iii) 12,257,780 warrants were granted but not yet exercised, and (iv) 1,637,500 warrants were not yet granted by the Company. For the year 2022, 590,345 warrants (2021: 304,968) were terminated or lapsed, no warrants were exercised, and 2,127,021 warrants (2021: 795,250) were vested. As a result, as at December 31, 2022, there are 12,257,780 warrants outstanding, entitling their holders to subscribe to 12,257,780 shares of the Company.

Number of potential shares from outstanding warrants	2022	2021
As of January 1	8,917,625	5,766,093
Number of warrants cancelled/forfeited during the year	(590,345)	(304,968)
Number of warrants granted during the year	3,930,500	3,456,500
As of December 31	12,257,780	8,917,625

The warrants are granted to employees (mainly), consultants or directors of the Company and its subsidiaries. Each warrant entitles its holders to subscribe to one new share of the Company at a subscription price determined by the board of directors, within the limits decided upon at the occasion of their issuance.

The warrants issued have generally a term of ten years as of issuance. Upon expiration of their term, the warrants become null and void.

In general, the warrants vest in cumulative tranches of 25% per year, provided that the beneficiary has provided at least one year of service. However, there are certain exceptions to this rule which are, if applicable, specified in the relevant stock option plans. The warrants granted under the June 23, 2014 Stock Option Plan to directors all vest on the date of the annual meeting that takes place in the calendar year following the calendar year in which they were granted, provided that the mandate of the relevant director has not ended or been terminated. The warrants granted under the June 23, 2014 Stock Option Plan to beneficiaries who are not directors all vest in instalments of 25% per year, the first tranche of 25% vesting on the first anniversary date of the date of grant and the following tranches vesting on a quarterly basis. The warrants granted under the June 21, 2019 Stock Option Plan, the May 27, 2021 Stock Option Plan and under the May 25, 2022 Stock Option Plan to specific beneficiaries (Directors and Management Team) may adopt a manual vesting procedure under certain conditions or a particular vesting period over 3 years.

The table below presents the outstanding warrants and their exercise price at the end of each accounting year covered by the financial statements:

	Warrants	Weighted average exercise price (€)	Potential shares from exercise of warrants	Weighted average exercise price per potential share (€)
Granted in 2021	3,456,500	1.37	3,456,500	1.37
Outstanding 31 December 2021	8,917,625	1.53	8,917,625	1.53
Granted in 2022	3,930,500	0.68	3,930,500	0.68
Outstanding 31 December 2022	12,257,780	1.23	12,257,780	1.23
Exercisable at 31 December 2022	5,220,520	1.63	5,220,520	1.63

The following table provides an overview of the outstanding potential shares from warrants per personnel category at December 31, 2022 and 2021:

Category	2022	2021
Executive Director	3,950,000	2,950,000
Non-Executive Directors	248,000	272,000
Management team (excluding the Executive Director)	4,083,000	2,938,000
Other employees, consultants, and former service providers	3,976,780	2,757,625
Total outstanding at December 31	12,257,780	8,917,625

The share-based compensation expense recognized in the statement of comprehensive income is given below as is the cumulated amount per the consolidated statement of financial position:

Thousands of $ Years ended December 31	2022	2021	2020
Share-based compensation	867	1,222	1,295
Cumulated Share-based compensation	11,474	10,607	9,385

The Cumulated Share-based compensation amount is part of the Total Shareholders’ Equity on the Consolidated statement of financial position. This amount is presented on the Consolidated statement of financial position for both exercised and non-exercised warrants.

The weighted average exercise price of all outstanding warrants (vested and non-vested warrants; assuming 1 warrant = 1 share) is €1.23 or $1.32 at December 31, 2022 (€1.53 or $1.73 at December 31, 2021; €1.74 or $2.14 at December 31, 2020). The weighted average remaining contractual life of all outstanding warrants at the end of 2022 is 7.31 years (2021: 7.18 years; 2020: 6.70 years).

The fair value of each warrant is estimated on the date of grant using the Black-Scholes methodology with the following assumptions:

	Number of warrants granted			Expected	Expected	Risk-free	Expected duration (months)
Dates	to Belgian benef.	to other benef.	Exercise price (€)	dividend Yield	stock price volatility	interest rate	to Belgian benef.	to other benef.
23-Jun-14	12,000	12,000	€4.13	-	48.12%	1.78%	75.32	63.29
9-Feb-15	60,000	95,000	€4.49	-	46.75%	0.62%	79.73	61.71
29-May-15	20,000	30,000	€4.91	-	46.52%	0.81%	64.14	52.11
1-Oct-15	-	83,000	€4.20	-	48.99%	0.90%	72.03	54.02
1-Dec-15	-	18,000	€3.89	-	51.18%	0.85%	70.03	52.01
1-Feb-16	-	10,000	€4.13	-	51.18%	0.85%	67.99	49.97
4-Feb-16	50,000	134,000	€3.78	-	52.49%	0.72%	67.89	49.87
2-Apr-16	-	52,000	€3.62	-	53.40%	0.58%	65.33	53.33
29-May-16	30,000	40,000	€4.13	-	51.85%	0.54%	64.11	52.11
22-Jan-16	-	20,000	€3.83	-	52.81%	0.86%	68.32	56.32
1-Dec-16	-	22,000	€4.65	-	54.16%	0.75%	57.99	39.98
1-Jan-17	-	19,000	€4.56	-	53.84%	0.73%	56.98	50.96
1-Apr-17	-	18,000	€5.41	-	51.80%	0.81%	54.02	48.00
11-Apr-17	20,000	200,000	€5.35	-	51.83%	0.72%	65.68	47.67
29-Jul-17	-	10,000	€4.72	-	50.95%	0.87%	50.10	44.05
1-Sep-17	-	34,000	€4.92	-	48.08%	0.71%	60.99	42.97
2-Nov-17	-	99,000	€4.61	-	45.23%	0.66%	52.93	40.90
20-Jun-17	30,000	30,000	€4.97	-	51,57%	0.59%	81.40	63.39
01-Apr-18	-	42,000	€3,77	-	46.08%	0.76%	54.02	42.02
01-Jun-18	50,000	30,000	€4,97	-	46.15%	0.77%	52.01	40.01
05-Dec-18	-	20,000	€1,73	-	57.56%	0.79%	45.86	33.86
24-Jan-19	-	191,000	€1,64	-	67.56%	0.77%	62.24	50.20
16-May-19	-	1,508,000	€1,49	-	75.78%	0.38%	58.55	46.52
01-Nov-19	-	8,000	€1,01	-	82.15%	0.00%	64.99	46.98
01-Dec-19	-	12,000	€1,02	-	81.95%	0.00%	64.01	45.99
01-Feb-20	-	2,000	€0,98	-	80.26%	0.00%	61.97	49.67
01-Jun-20	-	6,000	€0,85	-	86.64%	0.00%	57.99	45.99
01-Oct-20	-	2,000	€0,80	-	85.20%	0.00%	53.95	35.97
15-Jul-20	-	225,000	€0,80	-	85.89%	0.00%	56.51	38.53
01-Jul-19	60,000	20,000	€1,28	-	78.70%	0.07%	69.01	51.02
24-Jul-19	-	980,000	€1,24	-	78.64%	0.00%	68.25	50.27
15-Jul-20	-	1,598,000	€0,80	-	85.89%	0.00%	56.52	38.53
30-Jul-20	20,000	-	€1,28	-	87.02%	0.00%	56.02	38.04
01-Oct-20	-	10,000	€1,28	-	85.20%	0.00%	53.95	35.97
01-Mar-21	-	2,000	€1.08	-	65.06%	0.00%	48.99	31.00
03-May-21	-	8,000	€1.16	-	64.59%	0.01%	46.92	28.93
01-Jun-21	-	4,000	€1.18	-	65.82%	0.01%	45.96	27.98
27-Jul-21	-	30,000	€1.36	-	63.36%	0.00%	44.12	26.14
27-Jul-21	-	202,500	€1.36	-	63.36%	0.00%	44.12	26.14
24-Nov-21	-	40,000	€1.05	-	60.78%	0.14%	49.25	37.25
03-Jul-21	-	2,570,000	€1.38	-	63.10%	0.04%	44.91	26.93
07-Jul-21	-	600,000	€1.39	-	63.11%	0.00%	44.78	26.79
06-May-22	-	5,000	€0.75	-	53.16%	1.64%	58.85	52.87
04-Aug-22	-	38,000	€0.80	-	55.63%	1.41%	55.89	49.91
03-Aug-22	-	425,000	€0.68	-	57.05%	1.50%	67.96	55.92
03-Aug-22	-	3,125,000	€0.68	-	57.05%	1.50%	73.97	61.94
04-Aug-22	-	10,000	€0.80	-	55.63%	1.41%	73.94	61.91
01-Oct-22	-	312,500	€0.74	-	57.26%	2.77%	72.03	60.00
12-Dec-22	-	15,000	€0.74	-	58.30%	2.40%	69.67	63.65

The above inputs for the Black-Scholes model have been determined based on the following:

●	The dividend return is estimated by reference to the historical dividend payment of the Company. Currently, this is estimated to be zero as no dividends have been paid since inception.

●	The expected volatility was determined using the average volatility of the stock over the last two years at the date of grant.

●	Risk-free interest rate is based on the interest rate applicable for the 10Y Belgian government bond at the grant date